Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,684,342	$ 421,232	¥ 391,310
Total current assets	5,273,461	827,522	1,007,206
Non-current assets:
Total assets	5,632,257	883,824	1,036,376
Current liabilities:
Refund from depository bank – current	2,013		2,060
Non-current liabilities:
Refund from depository bank – non-current	5,824		8,020
Warrant liability	66,347	10,411
Total liabilities	2,173,567	341,080	603,818
Shareholders' equity:
Ordinary shares	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks	231,281	36,293	23,915
Additional paid-in capital	2,891,134	453,682	1,634,619
Statutory reserves	97,420	15,287	97,307
Accumulated other comprehensive loss	(101,925)	(15,994)	(79,780)
Retained earnings (accumulated deficit)	803,342	126,062	(1,195,673)
Total shareholders' equity	3,458,690	542,744	432,558	¥ 692,795	¥ 240,978
Total liabilities and shareholders' equity	5,632,257	883,824	1,036,376
Parent Company
Current assets:
Cash and cash equivalents	30,860	4,843	147
Receivables from subsidiaries	3,501,544	549,468	442,491
Total current assets	3,532,404	554,311	442,638
Non-current assets:
Investments in subsidiaries	470	74
Total assets	3,532,874	554,385	442,638
Current liabilities:
Refund from depository bank – current	2,013	316	2,060
Non-current liabilities:
Refund from depository bank – non-current	5,824	914	8,020
Warrant liability	66,347	10,411
Total liabilities	74,184	11,641	10,080
Shareholders' equity:
Ordinary shares	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks	(231,281)	(36,293)	(23,915)
Additional paid-in capital	2,891,134	453,501	1,634,619
Statutory reserves	97,420	15,287	97,307
Accumulated other comprehensive loss	(101,925)	(15,994)	(79,780)
Retained earnings (accumulated deficit)	803,342	126,243	(1,195,673)
Total shareholders' equity	3,458,690	542,744	432,558
Total liabilities and shareholders' equity	¥ 3,532,874	$ 554,385	¥ 442,638